Vanguard U.S. Value Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)
Communication Services (9.4%)
Verizon Communications Inc.	325,372	19,116
* Alphabet Inc. Class C	8,111	14,209
* Walt Disney Co.	75,906	13,753
Comcast Corp. Class A	215,158	11,274
AT&T Inc.	317,574	9,133
* Discovery Inc. Class A	267,358	8,045
Activision Blizzard Inc.	79,914	7,420
News Corp. Class A	167,162	3,004
CenturyLink Inc.	298,478	2,910
* Alphabet Inc. Class A	1,310	2,296
* Take-Two Interactive Software Inc.	9,935	2,064
* Lions Gate Entertainment Corp. Class A	146,214	1,662
* Cars.com Inc.	104,591	1,182
* Pinterest Inc. Class A	16,519	1,089
News Corp. Class B	47,604	846
* Zillow Group Inc. Class A	5,707	776
		98,779
Consumer Discretionary (7.4%)
Home Depot Inc.	45,075	11,973
Yum! Brands Inc.	64,705	7,024
McDonald's Corp.	29,749	6,384
Target Corp.	34,821	6,147
* frontdoor Inc.	92,288	4,634
Whirlpool Corp.	25,281	4,563
Service Corp. International	89,350	4,387
Papa John's International Inc.	35,971	3,052
Gentex Corp.	88,313	2,996
Best Buy Co. Inc.	29,633	2,957
Brunswick Corp.	37,094	2,828
* Meritage Homes Corp.	28,945	2,397
eBay Inc.	37,984	1,909
Ford Motor Co.	186,233	1,637
Thor Industries Inc.	15,170	1,411
Darden Restaurants Inc.	11,651	1,388
Rent-A-Center Inc.	33,204	1,271
ODP Corp.	35,126	1,029
Kontoor Brands Inc.	24,406	990
* Del Taco Restaurants Inc.	105,338	954
* American Axle & Manufacturing Holdings Inc.	113,404	946
* Laureate Education Inc. Class A	60,502	881
* Tupperware Brands Corp.	25,067	812
* Nautilus Inc.	43,682	792
Big Lots Inc.	17,319	744
* Lakeland Industries Inc.	26,615	725

* Hibbett Sports Inc.	15,542	718
Standard Motor Products Inc.	15,310	619
* Turtle Beach Corp.	27,228	587
H&R Block Inc.	35,850	569
* M/I Homes Inc.	10,906	483
* Aaron's Co. Inc.	17,991	341
		78,148
Consumer Staples (7.3%)
Walmart Inc.	133,285	19,213
Procter & Gamble Co.	107,827	15,003
Altria Group Inc.	199,533	8,181
Campbell Soup Co.	141,175	6,826
Philip Morris International Inc.	78,180	6,472
General Mills Inc.	97,749	5,748
Coca-Cola Co.	68,343	3,748
* TreeHouse Foods Inc.	78,463	3,334
* Herbalife Nutrition Ltd.	67,184	3,228
* Hain Celestial Group Inc.	71,018	2,851
Conagra Brands Inc.	60,983	2,211
Albertsons Cos. Inc. Class A	34,052	599
		77,414
Energy (4.2%)
Exxon Mobil Corp.	272,320	11,225
Chevron Corp.	128,849	10,881
Halliburton Co.	183,586	3,470
National Oilwell Varco Inc.	251,748	3,456
DHT Holdings Inc.	423,104	2,213
* Magnolia Oil & Gas Corp. Class A	286,442	2,022
* Green Plains Inc.	153,303	2,019
Schlumberger Ltd.	81,380	1,776
World Fuel Services Corp.	45,500	1,418
Apache Corp.	77,177	1,095
* Oceaneering International Inc.	129,680	1,031
Targa Resources Corp.	33,540	885
* Teekay Tankers Ltd. Class A	75,174	828
Kinder Morgan Inc.	39,251	537
* Range Resources Corp.	77,639	520
Williams Cos. Inc.	25,068	503
		43,879
Financials (20.2%)
* Berkshire Hathaway Inc. Class B	134,782	31,252
JPMorgan Chase & Co.	234,426	29,789
Citigroup Inc.	238,805	14,725
Bank of America Corp.	481,324	14,589
Morgan Stanley	151,155	10,359
Allstate Corp.	87,580	9,628
MetLife Inc.	140,161	6,581
Hanover Insurance Group Inc.	55,312	6,467
Progressive Corp.	59,841	5,917
Synchrony Financial	162,511	5,641
Navient Corp.	554,780	5,448
FNB Corp.	545,487	5,182
Wells Fargo & Co.	166,921	5,038
Flagstar Bancorp Inc.	100,372	4,091
Jefferies Financial Group Inc.	161,240	3,967
CNO Financial Group Inc.	166,811	3,708

Bank of New York Mellon Corp.	83,275	3,534
OFG Bancorp	187,391	3,474
Regions Financial Corp.	213,928	3,449
S&P Global Inc.	8,382	2,755
Associated Banc-Corp	157,556	2,686
Cowen Inc. Class A	103,030	2,678
Fifth Third Bancorp	95,950	2,645
* Enova International Inc.	101,708	2,519
* Cannae Holdings Inc.	54,560	2,415
Primerica Inc.	15,416	2,065
State Street Corp.	28,362	2,064
First Horizon Corp.	159,008	2,029
BlackRock Inc.	2,779	2,005
PROG Holdings Inc.	35,982	1,938
Interactive Brokers Group Inc.	30,999	1,888
CME Group Inc.	9,527	1,734
Hilltop Holdings Inc.	60,281	1,658
Cboe Global Markets Inc.	12,393	1,154
Artisan Partners Asset Management Inc. Class A	22,143	1,115
Popular Inc.	18,122	1,021
Universal Insurance Holdings Inc.	65,696	993
Aflac Inc.	21,462	954
Unum Group	32,072	736
* NMI Holdings Inc. Class A	32,249	730
Virtu Financial Inc. Class A	28,969	729
Erie Indemnity Co. Class A	2,457	603
* Encore Capital Group Inc.	13,344	520
		212,473
Health Care (13.5%)
Johnson & Johnson	178,358	28,070
Abbott Laboratories	108,062	11,832
Pfizer Inc.	310,178	11,418
Anthem Inc.	26,425	8,485
Merck & Co. Inc.	99,186	8,113
* IQVIA Holdings Inc.	44,899	8,045
HCA Healthcare Inc.	48,550	7,984
Cigna Corp.	34,832	7,251
Cardinal Health Inc.	123,980	6,640
Medtronic plc	40,167	4,705
Danaher Corp.	21,176	4,704
* DaVita Inc.	38,452	4,514
CVS Health Corp.	61,761	4,218
Becton Dickinson and Co.	16,755	4,192
McKesson Corp.	23,557	4,097
* Syneos Health Inc.	44,693	3,045
Thermo Fisher Scientific Inc.	6,206	2,891
* Medpace Holdings Inc.	19,372	2,697
* Tenet Healthcare Corp.	62,249	2,486
* Biogen Inc.	9,111	2,231
Eli Lilly and Co.	8,475	1,431
Gilead Sciences Inc.	21,156	1,233
* Pacific Biosciences of California Inc.	36,127	937
Owens & Minor Inc.	19,889	538
		141,757
Industrials (13.4%)
General Electric Co.	1,198,420	12,943

Deere & Co.	33,893	9,119
Honeywell International Inc.	38,508	8,191
WW Grainger Inc.	18,874	7,707
Masco Corp.	135,395	7,437
Expeditors International of Washington Inc.	73,510	6,991
Lockheed Martin Corp.	17,409	6,180
Landstar System Inc.	45,810	6,169
* GMS Inc.	201,515	6,142
Illinois Tool Works Inc.	28,634	5,838
* Colfax Corp.	128,521	4,915
Kansas City Southern	21,690	4,428
* United Rentals Inc.	19,048	4,417
United Parcel Service Inc. Class B	26,180	4,409
* Builders FirstSource Inc.	95,720	3,906
Northrop Grumman Corp.	12,028	3,665
Owens Corning	47,109	3,569
UFP Industries Inc.	62,710	3,484
Union Pacific Corp.	14,012	2,918
CoreLogic Inc.	30,213	2,336
Deluxe Corp.	68,483	2,000
Emerson Electric Co.	24,857	1,998
Boeing Co.	9,315	1,994
Nielsen Holdings plc	84,125	1,756
Herman Miller Inc.	51,222	1,731
Pentair plc	31,818	1,689
Southwest Airlines Co.	34,495	1,608
Lennox International Inc.	5,496	1,506
Stanley Black & Decker Inc.	7,923	1,415
Werner Enterprises Inc.	35,515	1,393
Trane Technologies plc	9,547	1,386
General Dynamics Corp.	9,286	1,382
Steelcase Inc. Class A	78,993	1,070
* Generac Holdings Inc.	4,287	975
3M Co.	5,152	900
Alaska Air Group Inc.	14,922	776
Schneider National Inc. Class B	37,076	767
Rush Enterprises Inc. Class A	15,720	651
ManpowerGroup Inc.	7,066	637
Franklin Electric Co. Inc.	8,963	620
* Echo Global Logistics Inc.	20,170	541
		141,559
Information Technology (9.4%)
Intel Corp.	361,897	18,030
* Synaptics Inc.	76,366	7,362
* CACI International Inc. Class A	28,803	7,182
Booz Allen Hamilton Holding Corp. Class A	77,148	6,726
Oracle Corp.	102,080	6,604
HP Inc.	265,896	6,538
Cisco Systems Inc.	128,561	5,753
* Dell Technologies Inc.	73,066	5,355
Western Digital Corp.	77,846	4,312
Amkor Technology Inc.	272,617	4,111
* Synopsys Inc.	14,000	3,629
International Business Machines Corp.	27,748	3,493
Plantronics Inc.	97,122	2,625
* Autodesk Inc.	7,239	2,210
Jabil Inc.	46,868	1,993

Avnet Inc.	54,843	1,926
Texas Instruments Inc.	10,365	1,701
* NETGEAR Inc.	31,907	1,296
* NeoPhotonics Corp.	139,351	1,267
NortonLifeLock Inc.	55,517	1,154
* Crowdstrike Holdings Inc. Class A	4,835	1,024
* Manhattan Associates Inc.	9,444	993
* MACOM Technology Solutions Holdings Inc.	16,800	925
* Teradata Corp.	40,957	920
* Diebold Nixdorf Inc.	80,698	860
* eGain Corp.	71,904	849
* CommScope Holding Co. Inc.	52,976	710
		99,548
Materials (4.7%)
Linde plc	29,395	7,746
Element Solutions Inc.	333,478	5,913
International Paper Co.	115,361	5,736
Corteva Inc.	140,018	5,421
Ecolab Inc.	19,410	4,199
Boise Cascade Co.	62,143	2,970
RPM International Inc.	32,131	2,917
* Crown Holdings Inc.	26,414	2,647
Sensient Technologies Corp.	35,618	2,627
* Coeur Mining Inc.	216,550	2,241
Royal Gold Inc.	19,582	2,083
Commercial Metals Co.	78,854	1,620
Worthington Industries Inc.	25,212	1,294
Dow Inc.	16,390	910
Reliance Steel & Aluminum Co.	7,203	863
Newmont Corp.	8,355	500
		49,687
Real Estate (4.5%)
Sabra Health Care REIT Inc.	418,311	7,266
Gaming and Leisure Properties Inc.	145,203	6,157
Iron Mountain Inc.	203,879	6,010
Weyerhaeuser Co.	178,939	6,000
SBA Communications Corp. Class A	16,338	4,609
PotlatchDeltic Corp.	79,210	3,962
SL Green Realty Corp.	60,684	3,616
Omega Healthcare Investors Inc.	55,596	2,019
VICI Properties Inc.	78,917	2,012
* Realogy Holdings Corp.	117,185	1,538
CoreCivic Inc.	219,513	1,438
Brandywine Realty Trust	105,198	1,253
Simon Property Group Inc.	11,957	1,020
GEO Group Inc.	101,057	895
		47,795
Utilities (5.4%)
Exelon Corp.	217,982	9,203
Southern Co.	148,899	9,147
Sempra Energy	58,507	7,455
NextEra Energy Inc.	56,855	4,386
Vistra Corp.	214,450	4,216
CenterPoint Energy Inc.	170,809	3,696
Hawaiian Electric Industries Inc.	99,263	3,513
FirstEnergy Corp.	97,516	2,985

Evergy Inc.			51,431	2,855
Dominion Energy Inc.			34,760	2,614
Entergy Corp.			20,307	2,028
Clearway Energy Inc. Class A			61,599	1,820
AES Corp.			66,465	1,562
NRG Energy Inc.			31,914	1,198
				56,678
Total Common Stocks (Cost $799,725)				1,047,717
	Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.6%)
1 Vanguard Market Liquidity Fund	0.111%		65,943	6,594

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
2 United States Cash Management Bill	0.083%	3/30/21	500	500
Total Temporary Cash Investments (Cost $7,094)				7,094
Total Investments (100.1%) (Cost $806,819)				1,054,811
Other Assets and Liabilities -Net (-0.1%)				(1,097)
Net Assets (100%)				1,053,714
Cost is in $000.

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	33	6,186	75

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,047,717	—	—	1,047,717
Temporary Cash Investments	6,594	500	—	7,094
Total	1,054,311	500	—	1,054,811
Derivative Financial Instruments
Assets
Futures Contracts[1]	51	—	—	51
1 Represents variation margin on the last day of the reporting period.